Trade and other receivables - Allowance for doubtful accounts (Details) - Trade And Other Receivables [Member] - Accumulated impairment - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 906,118	$ 750,191	$ 291,144
Additions (reversal), net	(57,895)	(46,690)	2,665
Effect of business combination	0	0	(474,654)
Currency translation	111,013	(131,270)	4,794
Accounts receivable write-off and uses	38,715	22,033	8,148
Closing balance	$ 814,285	$ 906,118	$ 750,191